Taxes on Income (Details) - Schedule of Deferred Taxes - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Taxes [Line Items]
Balance of deferred tax asset (liability) as at January 1	€ 16,740	€ 3,908
Changes recognized in profit or loss	3,058	3,034
Changes recognized in other comprehensive income	(16,354)	9,798
Transfer to disposal groups held for sale (see Note 23)	2,717
Balance of deferred tax asset (liability) as at December 31	6,161	16,740
Financial Assets [Member]
Schedule of Deferred Taxes [Line Items]
Balance of deferred tax asset (liability) as at January 1	(3,642)	(6,964)
Changes recognized in profit or loss	690	3,065
Changes recognized in other comprehensive income	235	257
Transfer to disposal groups held for sale (see Note 23)	2,717
Balance of deferred tax asset (liability) as at December 31		(3,642)
Fixed Assets and Lease [Member]
Schedule of Deferred Taxes [Line Items]
Balance of deferred tax asset (liability) as at January 1	(2,124)	(1,555)
Changes recognized in profit or loss	774	(569)
Changes recognized in other comprehensive income
Transfer to disposal groups held for sale (see Note 23)
Balance of deferred tax asset (liability) as at December 31	(1,350)	(2,124)
Swap Contracts [Member]
Schedule of Deferred Taxes [Line Items]
Balance of deferred tax asset (liability) as at January 1	14,944	5,400
Changes recognized in profit or loss
Changes recognized in other comprehensive income	(16,589)	9,544
Transfer to disposal groups held for sale (see Note 23)
Balance of deferred tax asset (liability) as at December 31	(1,645)	14,944
Carry- forward Tax Losses [Member]
Schedule of Deferred Taxes [Line Items]
Balance of deferred tax asset (liability) as at January 1	7,562	7,027
Changes recognized in profit or loss	1,594	538
Changes recognized in other comprehensive income		(3)
Transfer to disposal groups held for sale (see Note 23)
Balance of deferred tax asset (liability) as at December 31	€ 9,156	€ 7,562